Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Geographical Information [Line Items]
Total revenues	$ 1,916,475	$ 1,854,658	$ 1,741,301
Americas Principally U S
Schedule Of Geographical Information [Line Items]
Total revenues	892,426	871,297	847,458
Europe
Schedule Of Geographical Information [Line Items]
Total revenues	717,205	674,987	627,524
Asia-Pacific, Middle-East and Africa
Schedule Of Geographical Information [Line Items]
Total revenues	$ 306,844	$ 308,374	$ 266,319